CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents (including cash of VIEs of RMB294 and RMB1,376 as of December 31, 2017 and 2018, respectively)		¥ 686,691
Time deposits	¥ 158,585	432,536
Restricted cash	14,700
Accounts receivable, net of allowance for doubtful accounts	39,901	51,643
Amounts due from related party	9,938	6,942
Prepaid expenses and other current assets	171,466	155,707
Total current assets	925,574	1,333,519
Time deposits	517	505
Accounts receivable, net of allowance for doubtful accounts-non current	12,157	6,404
Amounts due from a related party	6,500	6,500
Property and equipment, net (including property and equipment, net of VIEs of nil and RMB 2,652 as of December 31, 2017 and 2018, respectively)	626,068	502,339
Intangible assets, net	19,046	4,753
Goodwill	52,782	3,365
Long-term investments, including long term investments of VIEs of RMB 46,500 and RMB 38,380 as of December 31, 2017 and 2018, respectively)	59,651	77,170
Deferred income tax assets (including deferred tax assets of VIEs of RMB 684 and 916 as of December 31, 2017 and 2018, respectively)	53,752	5,621
Other non-current assets (including other non-current assets of VIEs of RMB 2,880 and 333 as of December 31, 2017 and 2018, respectively)	122,000	78,251
Total assets	1,878,047	2,018,427
Current liabilities:
Short-term bank loan	13,726
Accounts payable	18,529	11,351
Amounts due to related parties	872	216
Income taxes payable (including income taxes payable of VIEs of RMB3,052 and RMB3,398 as of December 31, 2017 and 2018, respectively)	71,847	67,333
Deferred revenue	830,019	352,260
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB 186 and RMB 2,115 as of December 31, 2017 and 2018, respectively)	365,428	313,429
Total current liabilities	1,300,421	744,589
Other non-current liabilities (including other non-current liabilities of VIEs of RMB 267 and RMB 267 as of December 31, 2017 and 2018, respectively)	5,983	4,329
Total liabilities	1,306,404	748,918
Commitments and contingencies
Shareholders' equity:
Treasury shares (3,330,646 and 7,099,141 Class A ordinary shares as of December 31, 2017 and 2018, respectively, at cost)	(457,169)	(255,103)
Additional paid-in capital	1,222,072	1,094,872
Accumulated other comprehensive income	50,472	39,372
Retained earnings (accumulated deficit)	(243,162)	389,967
Total equity attributable to the shareholders of Tarena International, Inc.	572,618	1,269,509
Non-controlling interest	(975)
Total liabilities and equity	1,878,047	2,018,427
Common Class A [Member]
Shareholders' equity:
Ordinary shares	331	327
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 74	¥ 74